Commitments and Contingencies (Details) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	May 31, 2011
Commitments and Contingencies {1}
Percentage of company ownership in capital stock of Metales				70.00%
Percentage of capital stock issued to Gonzalez				30.00%
Concessions assigned, acres			1,976
Issue of shares to North American	300,000	125,000
Amount recognized as exploration expense	$ 303,000	$ 125,000
Additional amount paid to Gonzalez	$ 125,000
Percentage of Net Smelter Returns Royalty to Mr.Gonzalez	2.00%
Obligation to issue common stock to Mr. Gonzalez	1,000,000